UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eminence Capital LLC
Address: 65 East 55th Street, 25th Floor
         New York, NY  10022

13F File Number:  028-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
Title:     Managing Member
Phone:     (212) 418-2100

Signature, Place, and Date of Signing:

      /s/ Ricky C. Sandler     New York, NY     August 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $4,453,847 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   134657  1935000 SH       SOLE                  1935000        0        0
ABBOTT LABS                    COM              002824100    95876  1810000 SH       SOLE                  1810000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    47979  1350000 SH       SOLE                  1350000        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   109456  2075000 SH       SOLE                  2075000        0        0
AMERICAN EXPRESS CO            COM              025816109   214719  5700000 SH       SOLE                  5700000        0        0
APPLIED MATLS INC              COM              038222105    89723  4700000 SH       SOLE                  4700000        0        0
ARBITRON INC                   COM              03875Q108    76000  1600000 SH       SOLE                  1600000        0        0
BED BATH & BEYOND INC          COM              075896100    91466  3255000 SH       SOLE                  3255000        0        0
CINTAS CORP                    COM              172908105    91460  3450000 SH       SOLE                  3450000        0        0
CISCO SYS INC                  COM              17275R102   140490  6040000 SH       SOLE                  6040000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    93791  2885000 SH       SOLE                  2885000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109   214021  8647314 SH       SOLE                  8647314        0        0
EATON CORP                     COM              278058102   125331  1475000 SH       SOLE                  1475000        0        0
FISERV INC                     COM              337738108   176277  3885330 SH       SOLE                  3885330        0        0
GAYLORD ENTMT CO NEW           COM              367905106    37258  1555000 SH       SOLE                  1555000        0        0
GLOBAL PMTS INC                COM              37940X102    90787  1948211 SH       SOLE                  1948211        0        0
GOOGLE INC                     CL A             38259P508   105284   200000 SH       SOLE                   200000        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1715    75000 SH       SOLE                    75000        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    96133  4070000 SH       SOLE                  4070000        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    13175   340000 SH       SOLE                   340000        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    96916  2230000 SH       SOLE                  2230000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102   145513  5825182 SH       SOLE                  5825182        0        0
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW    500472303   188445  5575300 SH       SOLE                  5575300        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   138912  1995000 SH       SOLE                  1995000        0        0
MICROSOFT CORP                 COM              594918104   162118  5893052 SH       SOLE                  5893052        0        0
MONSTER WORLDWIDE INC          COM              611742107   137395  6666420 SH       SOLE                  6666420        0        0
NAPSTER INC                    COM              630797108     6072  4275838 SH       SOLE                  4275838        0        0
NIKE INC                       CL B             654106103     2983    50050 SH       SOLE                    50050        0        0
NOKIA CORP                     SPONSORED ADR    654902204   106943  4365000 SH       SOLE                  4365000        0        0
ORACLE CORP                    COM              68389X105   210000 10000000 SH       SOLE                 10000000        0        0
PALM INC NEW                   COM              696643105       71    13258 SH       SOLE                    13258        0        0
PFSWEB INC                     COM NEW          717098206      200    42169 SH       SOLE                    42169        0        0
QUALCOMM INC                   COM              747525103    94286  2125000 SH       SOLE                  2125000        0        0
QUEST DIAGNOSTICS INC          COM              74834L100   163829  3380000 SH       SOLE                  3380000        0        0
ROSS STORES INC                COM              778296103    96792  2725000 SH       SOLE                  2725000        0        0
SAIC INC                       COM              78390X101   158156  7600000 SH       SOLE                  7600000        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    48064  2340000 SH       SOLE                  2340000        0        0
SRA INTL INC                   CL A             78464R105    46447  2067979 SH       SOLE                  2067979        0        0
STAPLES INC                    COM              855030102    91371  3847220 SH       SOLE                  3847220        0        0
UNITED TECHNOLOGIES CORP       COM              913017109   147155  2385000 SH       SOLE                  2385000        0        0
VIACOM INC NEW                 CL B             92553P201   142622  4670000 SH       SOLE                  4670000        0        0
WESTERN UN CO                  COM              959802109   104689  4235000 SH       SOLE                  4235000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105   119270  3654097 SH       SOLE                  3654097        0        0